Independent Operator Notes and Receivables - Amounts Due from Independent Operators and the Related Allowances and Accruals for Estimated Losses (Detail) - USD ($) $ in Thousands	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Financing Receivable, after Allowance for Credit Loss [Abstract]
Financing Receivable, before Allowance for Credit Loss	$ 29,855	$ 23,450	$ 16,502
Financing Receivable, Allowance for Credit Loss, Current	(690)	(577)	(992)
Financing Receivable, Allowance for Credit Loss, Noncurrent	(9,195)	(7,926)	(6,982)
Financing Receivable, after Allowance for Credit Loss	19,970	14,947	8,527
Financing Receivable, after Allowance for Credit Loss, Current	1,702	1,301	1,039
Financing Receivable, after Allowance for Credit Loss, Noncurrent	18,268	13,646	7,489
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, before Allowance for Credit Loss	5,476	4,319	4,513
Accounts Receivable, Allowance for Credit Loss, Current	(584)	(564)	(1,057)
Accounts Receivable, Allowance for Credit Loss, Noncurrent	0	0	0
Accounts Receivable, after Allowance for Credit Loss	4,892	3,755	3,457
Accounts Receivable, after Allowance for Credit Loss, Current	4,892	3,755	3,456
Accounts Receivable, after Allowance for Credit Loss, Noncurrent	0	0	0
Accounts, Notes, Loans and Financing Receivable, Unclassified [Abstract]
Accounts And Financing Receivable, Before Allowance For Credit Loss	35,331	27,769	21,015
Accounts And Financing Receivable, Allowance For Credit Loss, Current	(1,274)	(1,141)	(2,049)
Accounts And Financing Receivable, Allowance For Credit Loss, Noncurrent	(9,195)	(7,926)	(6,982)
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent	24,862	18,702	11,984
Accounts and Financing Receivable, after Allowance for Credit Loss, Current	6,594	5,056	4,495
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent	$ 18,268	$ 13,646	$ 7,489